Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Residual Value Rate and Useful Life of Property, Plant and Equipment

The estimated useful lives of property, plant and equipment are as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 –10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 – 10 years
Vessels	9 – 25 years

Schedule of Goodwill

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Acquisition of TMDF	$-	$-	$1,129	$-
Impairment of goodwill in relation to TMDF	-	-	(1,129)	-
	$-	$-	$-	$-

Schedule of Revenue By Reportable Segments

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Revenue	$545,035,182	$276,340,120	$688,607,542	$633,079,773
Cost of revenue	(541,923,460)	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(721,732)	(38,067)	(39,664)	(101,302)
General and administrative expenses	(10,437,305)	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(4,865,218)	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(6,227,639)	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$(19,140,172)	$(4,521,375)	$2,045,147	$2,958,712